Segment Information (Tables)	6 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Company Revenue	The Company’s revenue derived from different products are as below:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Cable and wire harness	$8,604,502	$6,887,303
Connectors	613,957	616,217
Total	$9,218,459	$7,503,520

Schedule of Disaggregation of Revenue	The following table sets forth the disaggregation of revenue by geographic area:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Europe	$5,626,272	$4,336,284
Asia	2,736,289	2,388,511
Americas	855,847	778,725
Others	51	-
Total	$9,218,459	$7,503,520

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Europe	$548,118	$38,274
Asia	5,427,573	5,629,541
Total	$5,975,691	$5,667,815